Lease (Tables)	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Summary of of Right-of-Use Assets and Lease Liabilities Recognized in Consolidated Statements of Financial Position	Details of right-of-use assets and lease liabilities recognized in the consolidated statements of financial position as of December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
	(In millions of Korean won)
Right-of-use assets(*1)
Offices	₩ 6,698	₩ 3,904
Vehicles	292	102
Others	1,750	1,731
Total	₩ 8,740	₩ 5,737
Lease liabilities(*2)
Current	3,607	2,653
Non-current	5,123	3,247
Total	₩ 8,730	₩ 5,900
(*1)Right-of-use assets are included in the ‘Property and equipment’ in the consolidated statement of financial position.
(*2)Lease liabilities are included in the ‘Other current liabilities’ and ‘Other non-current liabilities’ in the consolidated statement of financial position.

Summary of Changes in Right-of-Use Assets	Changes in right-of-use assets for the years ended December 31, 2021 and 2020 are as follows:

	2021
	Offices	Vehicles	Others	Total
	(In millions of Korean won)
Balance as of January 1, 2021	₩ 3,904	₩ 102	₩ 1,731	₩ 5,737
Depreciation	(2,078)	(187)	(1,183)	(3,448)
Reassessment	2,018	—	1	2,019
Acquisitions	2,731	378	1,191	4,300
Disposals	(61)	(2)	—	(63)
Translation difference	184	1	10	195
Balance as of December 31, 2021	₩ 6,698	₩ 292	₩ 1,750	₩ 8,740

	2020
	Offices	Vehicles	Others	Total
	(In millions of Korean won)
Balance as of January 1, 2020	₩ 3,642	₩ 266	₩ 1,038	₩ 4,946
Depreciation	(1,493)	(186)	(1,278)	(2,957)
Reassessment	311	4	11	326
Acquisitions	1,469	32	1,957	3,458
Disposals	—	(13)	—	(13)
Translation difference	(25)	(1)	3	(23)
Balance as of December 31, 2020	₩ 3,904	₩ 102	₩ 1,731	₩ 5,737

Summary of Amounts Recognized in Consolidated Statements of Profit or Loss	Details of amounts recognized in the consolidated statements of profit or loss for the years ended December 31, 2021 and 2020 are as follows:

	2021	2020
	(In millions of Korean won)
Interest expense relating to lease liabilities (included in finance cost)	₩ 111	₩ 186
Expense relating to short-term leases	117	123
Expense relating to leases of low-value assets excluding short-term leases	21	9

Summary of Amounts Relating to Leases in Consolidated Statements of Profit or Loss	Details of amounts recognized in the consolidated statements of Cash flows for the years ended December 31, 2021 and 2020 are as follows:

	2021		2020
	(In millions of Korean won)
Total cash outflows of leases	₩	3,897	₩	3,210